Note 7 - Property and Equipment (Details) - Amortization Expense of Software to be Leased - Software To Be Leased [Member] ¥ in Thousands	Mar. 31, 2015 JPY (¥)
Note 7 - Property and Equipment (Details) - Amortization Expense of Software to be Leased [Line Items]
2016	¥ 929,211
2017	828,798
2018	715,534
2019	704,318
2020	¥ 242,251